Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets [Abstract]
Schedule of Activity in Goodwill

The following is a summary of activity in goodwill for the years ended December 31, 2025 and 2024:

Balance at December 31, 2023	$4,797,078
Foreign exchange transaction	(17,453)
Balance at December 31, 2024	4,779,625
Foreign exchange transactions	322,000
Balance at December 31, 2025	$5,101,625

Schedule of Intangible Assets

Intangible assets consist of the following:

	As of December 31, 2025
	Amortization Period	Costs as of January 1, 2025	Additions	Disposals	Ending Costs	Accumulated Amortization	Accumulated Impairment	Net Book Value
Patents	15 years	$7,551,468	$239,128	$-	$7,790,596	$(6,844,695)	$-	$945,901
Proprietary technology	10 years	-	6,904,306	-	6,904,306	(423,343)	-	6,480,963
Intangible assets, net		$7,551,468	$7,143,434	$-	$14,694,902	$(7,268,038)	$-	$7,426,864

	As of December 31, 2024
	Amortization Period	Costs as of January 1, 2024	Additions	Disposals	Ending Costs	Accumulated Amortization	Accumulated Impairment	Net Book Value
Patents	5-15 years	$7,332,227	$219,241	$-	$7,506,485	$(6,765,407)	$-	$786,061
IPR&D	5 years	5,015,694	-	-	5,015,694	(3,554,784)	(1,460,910)	-
Other intellectual assets	5 years	969,278	-	-	969,278	(969,278)	-	-
Intangible assets, net		$13,317,199	$219,241	$-	$13,536,440	$(11,289,469)	$(1,460,910)	$786,061

Schedule of Future Estimated Amortization Expense

Future estimated amortization expense for the Company’s intangible assets is approximately as follows:

Future estimated amortization as of December 31, 2025
2026	$742,464
2027	742,464
2028	744,281
2029	742,464
2030	742,464
Thereafter	3,712,727
$7,426,864